Leases - Summary Of Balance Sheet Information Related To Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
ROU assets	$ 317,314	$ 268,528
Current portion of operating lease liabilities	$ 87,120	$ 81,928
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Long-term Debt and Capital Lease Obligations, Current	Long-term Debt and Capital Lease Obligations, Current
Operating lease liabilities	$ 232,144	$ 187,024
Total operating lease liabilities	$ 319,264	$ 268,952
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Weighted Average Remaining Lease Term (in years)
Operating leases	4 years 9 months 18 days	4 years 4 months 24 days
Weighted Average Discount Rate
Operating leases	3.85%	3.29%